UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-04722
                                                     ---------

                             FMI Mutual Funds, Inc.
                             ----------------------
               (Exact name of registrant as specified in charter)

                     100 East Wisconsin Avenue, Suite 2200
                          Milwaukee, Wisconsin  53202
                          ---------------------------
              (Address of principal executive offices) (Zip code)

                                 Ted D. Kellner
                           Fiduciary Management, Inc.
                     100 East Wisconsin Avenue, Suite 2200
                              Milwaukee, WI  53202
                              --------------------
                    (Name and address of agent for service)

                                 1-414-226-4555
                                 --------------
               Registrant's telephone number, including area code

Date of fiscal year end: JUNE 30
                         -------

Date of reporting period: SEPTEMBER 30, 2004
                          ------------------

Item 1. Schedule of Investments.

                       FMI PROVIDENT TRUST STRATEGY FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

 SHARES OR
 PRINCIPAL
  AMOUNT                                                              VALUE
  ------                                                              -----

COMMON STOCKS -- 78.2% (A)<F2>

CONSUMER CYCLICALS SECTOR -- 10.5%
----------------------------------

             HOMEBUILDING -- 5.8%
     11,400  Toll Brothers, Inc.*<F1>                               $  528,162

             RETAIL-BUILDING SUPPLIES -- 4.7%
      7,900  Lowe's Companies, Inc.                                    429,365

CONSUMER STAPLES SECTOR 6.8%
----------------------------

             RETAIL-DRUG STORES -- 4.4%
     11,200  Walgreen Co.                                              401,296

             RETAIL-GENERAL MERCHANTS -- 2.4%
      5,100  Costco Wholesale Corp.                                    211,956

FINANCIALS SECTOR -- 21.2%
--------------------------

             ASSET MANAGEMENT -- 3.3%
      6,000  T. Rowe Price Group Inc.                                  305,640

             BANKS-MAJOR REGIONAL -- 9.9%
     11,000  Fifth Third Bancorp                                       541,420
      6,000  Wells Fargo & Co.                                         357,780
                                                                    ----------
                                                                       899,200
             CONSUMER FINANCE -- 5.2%
     12,000  Countrywide Financial Corp.                               472,680

             INVESTMENT BANKING/BROKERAGE -- 2.8%
     21,000  Ameritrade Holding Corp.*<F1>                             252,210

HEALTHCARE SECTOR - 19.9%
-------------------------

             DRUGS MAJOR -- 2.0%
      2,025  Johnson & Johnson                                         114,068
      2,100  Pfizer Inc.                                                64,260
                                                                    ----------
                                                                       178,328

             EQUIPMENT -- 13.7%
      9,900  Biomet, Inc.                                              464,112
     11,300  Medtronic, Inc.                                           586,470
      2,500  Zimmer Holdings, Inc.*<F1>                                197,600
                                                                    ----------
                                                                     1,248,182

             HOSPITAL MANAGEMENT -- 4.2%
     18,500  Health Management
               Associates, Inc.                                        377,955

INDUSTRIALS SECTOR -- 19.8%
---------------------------

             ENGINEERING & CONSTRUCTION -- 3.2%
      7,700  Jacobs Engineering Group Inc.*<F1>                        294,833

             MACHINERY -- 12.7%
      7,000  Illinois Tool Works Inc.                                  652,190
     14,300  Pentair, Inc.                                             499,213
                                                                    ----------
                                                                     1,151,403
             SERVICES-EMPLOYMENT -- 3.9%
      8,000  Manpower Inc.                                             355,920
                                                                    ----------
                 Total common stocks
                   (cost $5,827,455)                                 7,107,130

SHORT-TERM INVESTMENTS   25.6% (A)<F2>

             FEDERAL AGENCIES -- 16.0%
 $  350,000  Federal Home Loan Mortgage Corp.,
               1.40%, due 10/05/04                                     349,945
    400,000  Federal National Mortgage Association,
               1.55%, due 10/06/04                                     399,914
    400,000  Federal National Mortgage Association,
               1.67%, due 10/13/04                                     399,777
    300,000  Federal National Mortgage Association,
               1.695%, due 10/20/04                                    299,732
                                                                    ----------
                 Total federal agencies
                   (cost $1,449,368)                                 1,449,368

             VARIABLE RATE DEMAND NOTES -- 9.6%
     72,697  American Family
               Financial Services, 1.45%                                72,697
    400,000  U.S. Bank, N.A., 1.59%                                    400,000
    400,000  Wisconsin Corporate
               Central Credit Union, 1.51%                             400,000
                                                                    ----------
                 Total variable rate demand notes
                   (cost $872,697)                                     872,697
                                                                    ----------
                 Total short-term investments
                   (cost $2,322,065)                                 2,322,065
                                                                    ----------

                 Total investments
                   (cost $8,149,520) -- 103.8%                       9,429,195

             Liabilities, less cash and
               receivables (3.8%) (A)<F2>                             (342,734)
                                                                    ----------
                 Total Net Assets -- 100%                           $9,086,461
                                                                    ----------
                                                                    ----------

  *<F1>  Non-income producing security.
(A)<F2>  Percentages for the various classifications relate to net assets.

                            FMI WINSLOW GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

 SHARES OR
 PRINCIPAL
  AMOUNT                                                               VALUE
  ------                                                               -----
COMMON STOCKS -- 98.5% (A)<F4>

COMMUNICATION SERVICES SECTOR -- 2.5%
-------------------------------------

             TELECOMMUNICATION-WIRELESS -- 2.5%
      5,100  Nextel Communications, Inc.*<F3>                       $  121,584

CONSUMER CYCLICALS SECTOR -- 14.6%
----------------------------------

             BROADCASTING & CABLE -- 2.0%
      1,700  Comcast Corp. Special Cl A N.V.*<F3>                       47,464
      1,500  Univision Communications Inc.*<F3>                         47,415
                                                                    ----------
                                                                        94,879

             LODGING-HOTELS -- 3.0%
      2,100  Carnival Corp.                                             99,309
      1,100  Royal Caribbean Cruises Ltd.                               47,960
                                                                    ----------
                                                                       147,269

             RETAIL-BUILDING SUPPLIES -- 2.4%
      2,100  Lowe's Companies, Inc.                                    114,135

             RETAIL-COMPUTER & ELECTRONICS -- 1.7%
      1,500  Best Buy Co., Inc.                                         81,360

             RETAIL-INTERNET -- 2.5%
      1,300  eBay Inc.*<F3>                                            119,522

             RETAIL-SPECIALTY -- 3.0%
      3,900  Bed Bath & Beyond Inc.*<F3>                               144,729

CONSUMER STAPLES SECTOR - 7.7%
------------------------------

             HOUSEHOLD PRODUCTS -- 3.4%
      1,100  Avon Products, Inc.                                        48,048
      2,100  Procter & Gamble Co.                                      113,652
                                                                    ----------
                                                                       161,700

             RETAIL-DRUG STORES -- 1.6%
      2,200  Walgreen Co.                                               78,826

             RETAIL-GENERAL MERCHANTS -- 2.7%
      2,400  Wal-Mart Stores, Inc.                                     127,680

ENERGY SECTOR - 4.7%
--------------------

             OIL & GAS-REFINING & MARKETING -- 2.7%
      4,700  Chesapeake Energy Corp.                                    74,401
        700  Valero Energy Corp.                                        56,147
                                                                    ----------
                                                                       130,548
             OIL-EXPLORATION & PRODUCTS -- 2.0%
      2,900  XTO Energy, Inc.                                           94,192

FINANCIALS SECTOR - 14.0%
-------------------------

             COMMERCIAL SERVICES -- 1.3%
        400  Chicago Mercantile Exchange                                64,520

             CONSUMER FINANCE -- 2.8%
      3,000  SLM Corp.                                                 133,800

             FINANCIAL-DIVERSE -- 2.7%
      2,900  Citigroup Inc.                                            127,948

             INSURANCE-MULTILINE -- 3.0%
      2,150  American International Group, Inc.                        146,178

             INVESTMENT BANKS/BROKERS -- 2.7%
        900  Goldman Sachs Group, Inc.                                  83,916
        900  Merrill Lynch & Co., Inc.                                  44,748
                                                                    ----------
                                                                       128,664

             INVESTMENT MANAGEMENT -- 1.5%
      1,300  Franklin Resources, Inc.                                   72,488

HEALTHCARE SECTOR -- 22.2%
--------------------------

             BIOTECHNOLOGY -- 3.0%
      1,100  Amgen Inc.*<F3>                                            62,348
        600  Biogen Idec Inc.*<F3>                                      36,702
        800  Genentech, Inc.*<F3>                                       41,936
                                                                    ----------
                                                                       140,986

             MANAGED CARE -- 3.5%
      2,300  UnitedHealth Group Inc.                                   169,602

             MEDICAL DISTRIBUTORS -- 2.7%
      2,200  Fisher Scientific International Inc.*<F3>                 128,326

             MEDICAL PRODUCTS & SUPPLIES -- 7.1%
      3,100  Boston Scientific Corp.*<F3>                              123,163
      1,200  Medtronic, Inc.                                            62,280
        900  St. Jude Medical, Inc.*<F3>                                67,743
      1,100  Zimmer Holdings, Inc.*<F3>                                 86,944
                                                                    ----------
                                                                       340,130

             PHARMACEUTICALS -- 2.7%
      1,100  Eli Lilly & Co.                                            66,055
      2,500  Teva Pharmaceutical
               Industries Ltd.-SP-ADR                                   64,875
                                                                    ----------
                                                                       130,930

             SPECIALIZED SERVICES -- 3.2%
      4,800  Caremark Rx, Inc.*<F3>                                    153,936

INDUSTRIALS SECTOR -- 11.3%
---------------------------

             BUSINESS SERVICES -- 2.8%
      1,800  Apollo Group, Inc.*<F3>                                   132,066

             INDUSTRIAL CONGLOMERATES -- 6.2%
      1,000  3M Co.                                                     79,970
      2,100  Danaher Corp.                                             107,688
      3,300  General Electric Co.                                      110,814
                                                                    ----------
                                                                       298,472

             SERVICES-EMPLOYMENT -- 2.3%
      2,500  Manpower Inc.                                             111,225

TECHNOLOGY SECTOR -- 21.5%
--------------------------

             COMMUNICATION-EQUIPMENT -- 2.0%
      2,200  Amdocs Ltd.*<F3>                                           48,026
      4,300  Corning Inc.*<F3>                                          47,644
                                                                    ----------
                                                                        95,670

             COMPUTER HARDWARE -- 3.3%
      4,400  Dell Inc.*<F3>                                            156,640

             COMPUTER SOFTWARE/SERVICES -- 4.8%
      1,400  Mercury Interactive Corp.*<F3>                             48,832
      6,500  Microsoft Corp.                                           179,725
                                                                    ----------
                                                                       228,557

             COMPUTERS-PERIPHERALS -- 1.1%
        600  Lexmark International, Inc.*<F3>                           50,406

             INTERNET -- 2.4%
        500  Google Inc.*<F3>                                           64,800
      1,500  Yahoo! Inc.*<F3>                                           50,865
                                                                    ----------
                                                                       115,665

             SERVICES-DATA PROCESSING -- 5.4%
      1,200  First Data Corp.                                           52,200
      2,900  Paychex, Inc.                                              87,435
      6,100  VeriSign, Inc.*<F3>                                       121,268
                                                                    ----------
                                                                       260,903

             WIRELESS -- 2.5%
      3,100  QUALCOMM Inc.                                             121,024
                                                                    ----------
                 Total common stocks
                   (cost $3,906,179)                                 4,724,560

SHORT-TERM INVESTMENTS -- 1.2% (A)<F4>

             VARIABLE RATE DEMAND NOTE -- 1.2%
    $58,474  U.S. Bank, N.A., 1.59%                                     58,474
                                                                    ----------
                 Total short-term investments
                   (cost $58,474)                                       58,474
                                                                    ----------
                 Total investments
                   (cost $3,964,653) -- 99.7%                        4,783,034

             Cash and receivables, less
               liabilities 0.3% (A)<F4>                                 14,954
                                                                    ----------
                 Total Net Assets -- 100%                           $4,797,988
                                                                    ----------
                                                                    ----------

  *<F3>  Non-income producing security.
(A)<F4> Percentages for the various classifications relate to net assets. ADR - American Depository Receipts
N.V.- Netherlands Antilles Limited Liability Corporation

                FMI KNAPPENBERGER PARTNERS EMERGING GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

 SHARES OR
 PRINCIPAL
  AMOUNT                                                              VALUE
  ------                                                              -----
COMMON STOCKS -- 93.5% (A)<F6>

CONSUMER GOODS SECTOR -- 22.9%
------------------------------

             ADVERTISING AGENCIES -- 0.8%
      9,350  MDC Partners Inc.*<F5>                                $   118,558

             EDUCATION SERVICES -- 2.2%
      1,475  Career Education Corp.*<F5>                                41,934
     10,375  Education Management Corp.*<F5>                           276,390
                                                                   -----------
                                                                       318,324
             RETAIL -- 9.8%
     11,562  Cache, Inc.*<F5>                                          173,430
      5,825  Chico's FAS, Inc.*<F5>                                    199,215
     10,225  Design Within Reach Inc.*<F5>                             175,768
     13,193  Fred's, Inc.                                              236,946
     11,150  MSC Industrial Direct Co., Inc.                           379,992
      9,400  PETsMART, Inc.                                            266,866
                                                                   -----------
                                                                     1,432,217

             SERVICES COMMERCIAL -- 7.5%
     10,800  Charles River Associates Inc.*<F5>                        413,532
      5,075  The Corporate Executive Board Co.                         310,793
     10,050  Navigant Consulting, Inc.*<F5>                            220,698
      4,125  Resources Connection, Inc.*<F5>                           155,842
                                                                   -----------
                                                                     1,100,865

             SHOES -- 0.5%
      4,375  Rocky Shoes & Boots, Inc.*<F5>                             76,562

             TEXTILES-APPAREL MANUFACTURERS -- 2.1%
      7,225  Coach, Inc.*<F5>                                          306,484

CONSUMER STAPLES SECTOR - 1.6%
------------------------------

             FOODS -- 1.6%
     29,800  SunOpta Inc.*<F5>                                         231,844

ENERGY SECTOR - 4.0%
--------------------

             OIL CRUDE PRODUCERS -- 4.0%
     21,300  Carrizo Oil & Gas, Inc.*<F5>                              203,841
      7,775  Ultra Petroleum Corp.*<F5>                                381,364
                                                                   -----------
                                                                       585,205
FINANCIAL SERVICES SECTOR - 7.1%
--------------------------------

             BANKS -- 6.2%
      5,700  Boston Private
               Financial Holdings, Inc.                                142,272
      8,900  East West Bancorp, Inc.                                   298,951
      6,425  UCBH Holdings, Inc.                                       251,025
      3,900  Wintrust Financial Corp.                                  223,392
                                                                   -----------
                                                                       915,640

             LIFE INSURANCE -- 0.9%
      8,150  Affirmative Insurance
               Holdings, Inc.*<F5>                                     128,607

HEALTHCARE SECTOR - 27.1%
-------------------------

             BIOTECHNOLOGY RESEARCH & PRODUCTS -- 2.4%
      6,000  Kensey Nash Corp.*<F5>                                    157,140
      3,925  Martek Biosciences Corp.*<F5>                             190,912
                                                                   -----------
                                                                       348,052

             DRUGS & PHARMACIES -- 6.1%
      6,050  Connetics Corp.*<F5>                                      163,471
     10,475  Medicis Pharmaceutical Corp.                              408,944
      9,050  United Therapeutics Corp.*<F5>                            316,116
                                                                   -----------
                                                                       888,531

             ELECTRONICS - MEDICAL SYSTEMS -- 2.2%
     28,050  Candela Corp.*<F5>                                        323,697

             HEALTHCARE FACILITIES -- 1.8%
     10,500  Psychiatric Solutions, Inc.*<F5>                          266,175

             HEALTHCARE SERVICES -- 4.5%
      6,475  IDX Systems Corp.*<F5>                                    210,114
     16,300  Providence Service Corp.*<F5>                             315,731
      2,900  Stericycle, Inc.*<F5>                                     133,110
                                                                   -----------
                                                                       658,955

             MEDICAL DENTAL INSTRUMENT SUPPLY -- 8.3%
     12,400  American Medical
               Systems Holdings, Inc.*<F5>                             449,748
      8,000  BioLase Technology, Inc.                                   65,280
      4,575  INAMED Corp.*<F5>                                         218,090
      6,975  Merit Medical Systems, Inc.*<F5>                          105,392
      3,025  Respironics, Inc.*<F5>                                    161,656
      8,550  Wright Medical Group, Inc.*<F5>                           214,776
                                                                   -----------
                                                                     1,214,942

             MEDICAL & DENTAL SERVICES -- 1.8%
      6,650  America Service Group Inc.*<F5>                           272,916

INTEGRATED OILS SECTOR - 1.4%
-----------------------------

             OIL-INTEGRATED DOMESTIC -- 1.4%
     15,100  KCS Energy, Inc.*<F5>                                     210,041

PRODUCER DURABLES SECTOR -- 2.6%
--------------------------------

             MACHINERY-CONSTRUCTION -- 1.1%
      4,425  A.S.V., Inc.*<F5>                                         165,628

             TELECOMMUNICATIONS -- 1.5%
     22,500  Symmetricom, Inc.*<F5>                                    212,850

TECHNOLOGY SECTOR -- 24.9%
--------------------------

             COMMUNICATION TECHNOLOGY -- 1.5%
     13,925  Carrier Access Corp.*<F5>                                  96,779
      5,525  Ditech Communications Corp.*<F5>                          123,705
                                                                   -----------
                                                                       220,484

             COMPUTER SERVICES/SOFTWARE & SYSTEMS -- 18.9%
      7,100  Altiris,  Inc.*<F5>                                       224,715
     11,225  Captiva Software Corp.*<F5>                               125,720
     19,600  Concur Technologies, Inc.*<F5>                            205,604
     17,632  Epicor Software Corp.*<F5>                                212,113
     12,350  Merge Technologies Inc.*<F5>                              213,161
     13,525  Open Solutions Inc.*<F5>                                  337,719
     20,475  Packeteer, Inc.*<F5>                                      221,335
     12,350  RADWARE Ltd.*<F5>                                         271,700
     15,225  SupportSoft, Inc.*<F5>                                    148,291
     11,875  The Ultimate
               Software Group, Inc.*<F5>                               145,825
      9,275  Verint Systems Inc.*<F5>                                  341,691
     19,525  Witness Systems, Inc.*<F5>                                313,767
                                                                   -----------
                                                                     2,761,641

             ELECTRONICS -- 1.8%
     16,050  Aeroflex Inc.*<F5>                                        169,649
      2,000  Avid Technology, Inc.*<F5>                                 93,740
                                                                   -----------
                                                                       263,389

             ELECTRONICS - SEMICONDUCTORS -- 2.7%
      8,775  FormFactor Inc.*<F5>                                      169,972
     11,750  O2Micro International Ltd.*<F5>                           126,195
      3,050  Silicon Laboratories Inc.*<F5>                            100,924
                                                                   -----------
                                                                       397,091
TRANSPORTATION SECTOR -- 1.9%
-----------------------------

             TRUCKERS -- 1.9%
      7,475  Hunt (J.B.) Transport
               Services, Inc.                                          277,622
                                                                   -----------
                 Total common stocks
                   (Cost $9,429,046)                                13,696,320

SHORT-TERM INVESTMENTS -- 5.7% (A)<F6>

             VARIABLE RATE DEMAND NOTES -- 5.7%
   $725,000  U.S. Bank, N.A., 1.59%                                    725,000
    117,213  Wisconsin Corporate
               Central Credit Union, 1.51%                             117,213
                                                                   -----------
                 Total short-term investments
                   (cost $842,213)                                     842,213
                                                                   -----------
                 Total investments
                   (cost $10,271,259) -- 99.2%                      14,538,533

             Cash and receivables, less
               liabilities 0.8% (A)<F6>                                115,543
                                                                   -----------
                 Total Net Assets -- 100%                          $14,654,076
                                                                   -----------
                                                                   -----------

  *<F5>  Non-income producing security.
(A)<F6>  Percentages for the various classifications relate to net assets.

                  FMI WOODLAND SMALL CAPITALIZATION VALUE FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

 SHARES OR
 PRINCIPAL
  AMOUNT                                                              VALUE
  ------                                                              -----
COMMON STOCKS -- 97.4% (A)<F8>

BASIC MATERIALS SECTOR -- 6.4%
------------------------------

             AGRICULTURAL PRODUCTS -- 0.7%
      4,640  Delta and Pine Land Co.                               $   124,120

             CHEMICALS-SPECIALTY -- 3.6%
      5,420  Cytec Industries Inc.                                     265,309
      6,210  H.B. Fuller Co.                                           170,154
     12,645  Material Sciences Corp.*<F7>                              170,581
                                                                   -----------
                                                                       606,044

             CONSTRUCTION/CEMENT -- 2.1%
      6,990  Texas Industries, Inc.                                    359,566

CAPITAL GOODS SECTOR -- 21.1%
-----------------------------

             AEROSPACE/DEFENSE -- 2.2%
      6,215  Alliant Techsystems Inc.*<F7>                             376,007

             MACHINERY-DIVERSE -- 3.5%
     20,520  Champion Enterprises, Inc.*<F7>                           211,151
      9,740  Tennant Co.                                               394,762
                                                                   -----------
                                                                       605,913

             MANUFACTURER-DIVERSE -- 11.2%
      5,480  Carlisle Companies Inc.                                   350,336
      1,300  ESCO Technologies Inc.*<F7>                                88,088
     13,500  Griffon Corp.*<F7>                                        284,850
      7,100  Jarden Corp.*<F7>                                         259,079
      7,690  Matthews International Corp.                              260,537
     19,570  Pentair, Inc.                                             683,189
                                                                   -----------
                                                                     1,926,079

             MANUFACTURER-SPECIALTY -- 1.6%
      8,850  Albany International Corp.                                263,818

             OFFICE EQUIPMENT & SUPPLIES -- 2.6%
     27,270  Danka Business
               Systems PLC - SP-ADR*<F7>                               103,626
      8,760  HNI Corp.                                                 346,721
                                                                   -----------
                                                                       450,347

CONSUMER CYCLICALS SECTOR -- 23.7%
----------------------------------

             AUTO PARTS & EQUIPMENT -- 2.0%
      5,530  American Axle &
               Manufacturing Holdings, Inc.                            161,808
      8,340  TBC Corp.*<F7>                                            186,315
                                                                   -----------
                                                                       348,123

             AUTOMOBILES -- 2.6%
     25,520  Insurance Auto Auctions, Inc.*<F7>                        437,668

             BUILDING MATERIALS -- 2.8%
     37,780  Apogee Enterprises, Inc.                                  488,495

             HARDWARE & TOOLS -- 2.3%
      5,730  The Toro Co.                                              391,359

             LEISURE TIME-PRODUCTS -- 2.4%
      8,970  Brunswick Corp.                                           410,467

             LODGING-HOTELS -- 1.3%
     12,840  Vail Resorts, Inc.*<F7>                                   232,019

             PUBLISHING-NEWSPAPER -- 2.7%
     15,260  Hollinger International Inc.                              263,845
     11,240  Journal Communications, Inc.                              197,150
                                                                   -----------
                                                                       460,995

             RETAIL-SPECIALTY -- 4.3%
     16,140  Office Depot, Inc.*<F7>                                   242,584
      9,242  The Sports Authority, Inc.*<F7>                           214,414
     28,720  The Topps Company, Inc.                                   280,882
                                                                   -----------
                                                                       737,880

             SERVICES-COMMERCIAL & CONSUMER -- 3.3%
     16,440  The Brink's Company                                       495,995
      4,260  Concorde Career Colleges, Inc.*<F7>                        65,476
                                                                   -----------
                                                                       561,471

CONSUMER STAPLES SECTOR - 19.0%
-------------------------------

             BROADCAST MEDIA -- 1.5%
     19,500  ValueVision Media, Inc.*<F7>                              261,105

             ENTERTAINMENT -- 3.1%
     17,150  Gaylord Entertainment Co.*<F7>                            531,650

             FOODS -- 2.1%
     34,780  Del Monte Foods Co.*<F7>                                  364,842

             HOUSEHOLD PRODUCTS -- 2.6%
      7,710  Church & Dwight Co., Inc.                                 216,343
     11,570  PepsiAmericas, Inc.                                       220,987
                                                                   -----------
                                                                       437,330

             PERSONAL CARE -- 2.1%
      8,260  Alberto-Culver Co.                                        359,145

             RESTAURANTS -- 3.4%
     16,740  Triarc Companies, Inc.                                    191,338
     34,000  Triarc Companies, Inc. Cl B                               389,980
                                                                   -----------
                                                                       581,318

             SERVICES-FACILITIES/ENVIRONMENT -- 1.4%
      9,000  Ionics, Inc.*<F7>                                         243,000

             SPECIALTY PRINTING -- 2.8%
     22,440  Bowne & Co., Inc.                                         291,496
      5,710  John H. Harland Co.                                       179,008
                                                                   -----------
                                                                       470,504

ENERGY SECTOR -- 1.4%
---------------------

             OIL & GAS-DRILLING & EQUIPMENT -- 1.4%
     22,130  Key Energy Services, Inc.*<F7>                            244,537

FINANCIALS SECTOR -- 3.4%
-------------------------

             BANKS-MAJOR REGIONAL -- 3.4%
     19,420  TCF Financial Corp.                                       588,232

HEALTHCARE SECTOR - 12.3%
-------------------------

             DIVERSE -- 3.1%
      9,150  Fisher Scientific International Inc.*<F7>                 533,720

             MEDICAL PRODUCTS & SUPPLIES -- 6.9%
     22,360  CNS, Inc.                                                 245,960
     22,210  Lifecore Biomedical, Inc.*<F7>                            155,470
      9,980  PolyMedica Corp.                                          307,384
     12,140  SurModics, Inc.*<F7>                                      288,325
      4,900  Techne Corp.*<F7>                                         187,082
                                                                   -----------
                                                                     1,184,221

             SPECIALIZED SERVICES -- 2.3%
      8,780  Laboratory Corporation
               of America Holdings*<F7>                                383,862

TECHNOLOGY SECTOR -- 7.6%
-------------------------

             COMPUTER SOFTWARE/SERVICES -- 6.1%
      9,950  Acxiom Corp.                                              236,213
     19,639  Intergraph Corp.*<F7>                                     533,592
     15,370  PLATO Learning, Inc.*<F7>                                 135,871
     15,380  Tyler Technologies, Inc.*<F7>                             135,959
                                                                   -----------
                                                                     1,041,635

             COMPUTERS-NETWORKING -- 1.5%
     33,240  Stellent, Inc.*<F7>                                       256,280

UTILITIES SECTOR -- 2.5%
------------------------

             ELECTRIC COMPANIES -- 2.5%
     16,080  Adesa, Inc.*<F7>                                          264,194
      5,253  ALLETE, Inc.                                              170,723
                                                                   -----------
                                                                       434,917
                                                                   -----------
                 Total common stocks
                   (cost $11,629,758)                               16,696,669

SHORT-TERM INVESTMENTS -- 2.7% (A)<F8>

             VARIABLE RATE DEMAND NOTE -- 2.7%
   $472,737  U.S. Bank, N.A., 1.59%                                    472,737
                                                                   -----------
                 Total short-term investments
                   (cost $472,737)                                     472,737
                                                                   -----------

                 Total investments
                   (cost $12,102,495) -- 100.1%                     17,169,406

             Liabilities, less cash and
               receivables (0.1%) (A)<F8>                              (20,135)
                                                                   -----------
                 Total Net Assets -- 100%                          $17,149,271
                                                                   -----------
                                                                   -----------

  *<F7>  Non-income producing security.
(A)<F8> Percentages for the various classifications relate to net assets. ADR - American Depository Receipts

                        FMI SASCO CONTRARIAN VALUE FUND
                            SCHEDULE OF INVESTMENTS
                         SEPTEMBER 30, 2004 (UNAUDITED)

 SHARES OR
 PRINCIPAL
  AMOUNT                                                              VALUE
  ------                                                              -----

COMMON STOCKS -- 78.7% (A)<F10>

BASIC MATERIALS SECTOR -- 11.3%
-------------------------------

             CHEMICALS -- 3.4%
     22,447  Methanex Corp.                                        $   338,276
      4,200  NOVA Chemicals Corp.                                      162,540
                                                                   -----------
                                                                       500,816

             CHEMICALS-SPECIALTY -- 3.5%
     36,500  Hercules Inc.*<F9>                                        520,125

             CONTAINERS & PACKAGING -- 3.7%
     22,500  Packaging Corp of America                                 550,575

             IRON & STEEL -- 0.7%
      2,500  United States Steel Corp.                                  94,050

CAPITAL GOODS SECTOR -- 8.8%
----------------------------

             CONTAINERS-METAL/GLASS -- 2.8%
     40,800  Crown Holdings, Inc.*<F9>                                 420,648

             ELECTRICAL EQUIPMENT -- 3.3%
     18,300  Thomas & Betts Corp.                                      490,806

             ELECTRONICS-DEFENSE -- 2.2%
      8,400  Raytheon Co.                                              319,032

             MACHINERY-DIVERSE -- 0.5%
      2,100  Joy Global Inc.                                            72,198

CONSUMER CYCLICALS SECTOR -- 20.9%
----------------------------------

             AUTO PARTS & EQUIPMENT -- 3.9%
      6,200  Goodyear Tire & Rubber Co.*<F9>                            66,588
      9,400  Lear Corp.                                                511,830
                                                                   -----------
                                                                       578,418

             LEISURE TIME-PRODUCTS -- 1.6%
      5,300  Brunswick Corp.                                           242,528

             RETAIL-DEPARTMENT STORES -- 3.8%
     15,800  J.C. Penney Company,
               Inc. (Holding Co.)                                      557,424

             RETAIL-DISCOUNTERS -- 3.2%
     38,000  Big Lots, Inc.*<F9>                                       464,740

             RETAIL-SPECIALTY -- 8.4%
     31,700  Foot Locker, Inc.                                         751,290
     21,900  Limited Brands                                            488,151
                                                                   -----------
                                                                     1,239,441

CONSUMER STAPLES SECTOR - 11.4%
-------------------------------

             DISTRIBUTION - FOOD & HEALTH -- 2.6%
     13,900  SUPERVALU INC.                                            382,945

             FOODS -- 3.0%
     42,700  Del Monte Foods Co.*<F9>                                  447,923

             HOUSEWARES -- 2.9%
      5,800  Fortune Brands, Inc.                                      429,722

             WASTE MANAGEMENT -- 2.9%
     15,700  Waste Management, Inc.                                    429,238

ENERGY SECTOR -- 2.6%
---------------------

             MISCELLANEOUS ENERGY -- 0.9%
      1,900  Arch Coal, Inc.                                            67,431
      1,100  Peabody Energy Corp.                                       65,450
                                                                   -----------
                                                                       132,881

             OIL & GAS-REFINING & MARKETING -- 1.7%
      6,700  Premcor Inc.*<F9>                                         257,950

FINANCIALS SECTOR -- 3.9%
-------------------------

             FINANCIAL - DIVERSE -- 3.9%
      2,082  Alleghany Corp.*<F9>                                      568,178

TRANSPORTATION SECTOR -- 3.2%
-----------------------------

             TRUCKERS -- 3.2%
     28,500  Laidlaw International Inc.*<F9>                           468,825

UTILITIES SECTOR -- 16.6%
-------------------------

             NATURAL GAS -- 7.7%
     18,900  Atmos Energy Corp.                                        476,091
      7,200  FirstEnergy Corp.                                         295,776
     14,300  ONEOK, Inc.                                               372,086
                                                                   -----------
                                                                     1,143,953

             POWER PRODUCERS & INDEPENDENTS -- 8.9%
     29,600  Duke Energy Corp.                                         677,544
     71,400  Dynegy Inc.*<F9>                                          356,286
     10,300  NRG Energy, Inc.*<F9>                                     277,482
                                                                   -----------
                                                                     1,311,312
                                                                   -----------
                 Total common stocks
                   (cost $9,812,323)                                11,623,728

SHORT-TERM INVESTMENTS -- 20.1% (A)<F10>

             U.S. TREASURY SECURITIES -- 7.5%
 $1,100,000  U.S. Treasury Bills,
               1.25%, due 10/07/04                                   1,099,771
                                                                   -----------
                 Total U.S. treasury securities
                   (cost $1,099,771)                                 1,099,771

             VARIABLE RATE DEMAND NOTES -- 12.6%
    460,932  American Family Financial
               Services, 1.45%                                         460,932
    700,000  U.S. Bank, N.A., 1.59%                                    700,000
    700,000  Wisconsin Corporate
               Central Credit Union, 1.51%                             700,000
                                                                   -----------
                 Total variable rate demand notes
                   (cost $1,860,932)                                 1,860,932
                                                                   -----------
                 Total short-term investments
                   (cost $2,960,703)                                 2,960,703
                                                                   -----------

                 Total investments
                   (cost $12,773,026) -- 98.8%                      14,584,431

             Cash and receivables, less
               liabilities 1.2% (A)<F10>                               179,317
                                                                   -----------
                 Total Net Assets -- 100%                          $14,763,748
                                                                   -----------
                                                                   -----------

   *<F9>  Non-income producing security.
(A)<F10>  Percentages for the various classifications relate to net assets.

Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant)  FMI Mutual Funds, Inc.
                   ----------------------

     By (Signature and Title)  /s/ Ted D. Kellner
                               --------------------------
                                Ted D. Kellner, President

     Date     10/20/04
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)  /s/Ted D. Kellner
                               -------------------------
                               Ted D. Kellner, President

     Date   10/20/04
           --------------

     By (Signature and Title)  /s/ Ted D. Kellner
                               -------------------------
                               Ted D. Kellner, Treasurer

     Date   10/20/04
           --------------